DIVIDEND GROWTH TRUST

58 Riverwalk Boulevard

Building 2, Suite A

Ridgeland, South Carolina 29936

November 25, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:     The Registration Statement of Dividend Growth Trust (“Trust”) (File Nos. 333-83951 and 811-09497) on Form N-1A with respect to the Rising Dividend Growth Fund (“Fund”), a series of the Trust.

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 16 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 18 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”). The Amendment, which is being filed pursuant to (1) the 1933 Act and Rule 485(a) thereunder, (2) the 1940 Act, and (3) Regulation S-T, is being filed for the purpose of conforming the Trust’s Registration Statement to the new requirements of Form N-1A, including those requirements relating to the summary prospectus.

If you have any questions concerning the foregoing, please contact the undersigned at (816) 983-8177 or john.lively@huschblackwell.com.

Sincerely,

/s/ John H. Lively

John H. Lively
Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, MO 64112

cc:     Carol Highsmith

2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208